Ropes & Gray LLP

Three Embarcadero Center

San Francisco, California 94111-4006

Colleen Bathen Meyer
T +1 415 315 6366
F +1 415 315 4819

colleen.meyer@ropesgray.com

September 28, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:                             Schroder Global Series Trust (the “Trust”) (File Nos. 333-105659; 811-21364)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of the Prospectus dated March 1, 2012, as supplemented March 21, 2012, June 21, 2012 and September 28, 2012, for Schroder Global Value Fund and Schroder Global Quality Fund, each a series of the Trust, does not differ from that contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on September 28, 2012 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (415) 315-6366 with any questions or comments regarding this matter.

Kind regards,

/s/ Colleen B. Meyer, Esq.

Colleen B. Meyer, Esq.

cc:                                Carin F. Muhlbaum, Esq.

Alan M. Mandel

Abby L. Ingber, Esq.

Angel Lanier

Timothy W. Diggins, Esq.